Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
13.	INTANGIBLE ASSETS
Intangible assets consist of:

	Remaining weighted average useful life in years	2023	2022
Cost
Customer relationship intangibles	7	$514	$388
Patents and Technology	7	613	249
Computer software and other licenses	6	621	529

		1,748	1,166
Accumulated depreciation
Customer relationship intangibles		(236)	(194)
Patents and Technology		(163)	(118)
Computer software and other licenses		(473)	(402)

		$876	$452

The Company recorded $137 million and $106 million of amortization expense related to finite-lived intangible assets for the years ended December 31, 2023 and 2022, respectively. The Company currently estimates annual amortization expense to be $153 million for 2024, $143 million for 2025, $131 million for 2026, $120 million for 2027 and $104 million for 2028.